Commitments and Contingencies (Details)									1 Months Ended		3 Months Ended	9 Months Ended		12 Months Ended
	Jan. 19, 2024 USD ($) shares	Dec. 31, 2023 USD ($)	May 30, 2023 USD ($)	Jan. 31, 2021 USD ($)	Nov. 30, 2020 USD ($)	Jan. 01, 2016 USD ($)	Jan. 01, 2016 EUR (€)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 USD ($)	Mar. 31, 2015 EUR (€)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Commitments and Contingencies [Line Items]
Cumulative total payments						$ 2,142,920	€ 2,000,000		$ 16,013,000	€ 15,000,000
Net sales revenue percentage						1.00%	1.00%		3.00%	3.00%
Sublicensing revenue						2.00%	2.00%		10.00%	10.00%
Milestone payment percentage					10.00%	2.00%	2.00%		25.00%	25.00%
Royalty payment									1.00%	1.00%
Revenue received									$ 100,000,000
Issuance of a promissory note								$ 1,400,000
Payment of other asset					$ 50,000
Royalty, percentage					1.50%
Commercial sales					$ 2,000,000
Received of upfront payments					$ 2,000,000
License agreement terms					11 years
Payable amount					$ 2,000,000
Payment of note payable				$ 50,000
Consulting fee	$ 320,000
Issuance of value											$ (186,050)	$ (405,753)	$ (394,736)	$ (1,055,985)
Issuance of promissory note		$ 1,211,463						$ 1,400,000	1,400,000			$ 1,211,463		$ 1,211,463	$ 1,211,463
Rent expense															$ 8,000
Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments						$ 2,135,000
Spartan Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Consulting fee		160,000	$ 480,000
Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Consulting fee		$ 160,000	$ 480,000
Issuance of shares (in Shares) | shares	582,331
Maximum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments						3,348,060	€ 3,000,000
Maximum [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments						$ 3,203,000			8,540,000
Minimum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments									8,928,160	€ 8,000,000
Common Shares [Member] | Spartan Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares	582,331
Issuance of value	$ 3,202,823
Common Shares [Member] | Consulting Agreement [Member]
Commitments and Contingencies [Line Items]
Issuance of shares (in Shares) | shares	14,558,285
Galantos Pharma GmbH [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments									11,160,200	10,000,000
Galantos Pharma GmbH [Member] | Previously Reported [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments									10,675,000
Galantos Pharma GmbH [Member] | Maximum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments									$ 16,740,300
Galantos Pharma GmbH [Member] | Minimum [Member]
Commitments and Contingencies [Line Items]
Cumulative total payments | €										€ 15,000,000